Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments	Fair Value of Financial Instruments
The Company owns marketable securities that are solely classified as trading securities as of December 31, 2019. All of these securities had a maturity date of less than ninety days and classified as cash and cash equivalents at December 31, 2019. There were no transfers of assets between levels within the fair value hierarchy. The following table summarizes the fair value of these marketable securities by level within the fair value hierarchy:

	December 31, 2019			December 31, 2018
	Level 1	Level 2	Total	Level 1	Level 2	Total

U.S. Treasury notes and bonds	$—	$—	$—	$5,034,955	$—	$5,034,955
SBA loan pools - variable rate	—	—	—	—	2,504,551	2,504,551
Short-term cash investments	—	—	—	—	751,173	751,173
Commercial Paper	—	2,119,607	2,119,607	—	—	—
Total fair value of marketable securities	$—	$2,119,607	$2,119,607	$5,034,955	$3,255,724	$8,290,679
The fair values of all other financial instruments outstanding as of December 31, 2019 and 2018 approximate their carrying values. There were no changes to the valuation techniques for the Level 2 marketable securities during 2019 or 2018.